PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Allowance for doubtful accounts activity
Balance at beginning of year		¥ 156	¥ 129	¥ 59
Provision for doubtful accounts	$ 27	191	69	98
Write-offs		(91)	(42)	(28)
Balance at end of year		¥ 256	¥ 156	¥ 129